Share capital - Summary of warrants outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of warrants
Opening balance	1,223,744	2,779,898
Granted		(1,556,154)
Expired	(13,600)
Exercised	(485,161)
Ending balance	724,983	1,223,744	2,779,898
Weighted average exercise price
Opening balance	$ 14.35	$ 14.20
Granted		14.08
Expired	15.50
Exercised	15.33
Ending balance	$ 13.81	$ 14.35	$ 14.20
Weighted average remaining contractual life (years)
Weighted Average Remaining Contractual Life	1 year 2 months 23 days	1 year 8 months 4 days	2 years 5 months 26 days
Granted		1 year 9 months 25 days
Exercised	3 months 25 days